UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: September 30, 2002

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
				[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Martin Dyer
Title:	Director of Compliance
Phone:	617-330-8825
Signature, Place, and date of signing:

	Martin Dyer	Boston, MA	November 1, 2002

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	13

Form 13F Information Table Value Total:	$349,447,000.00


List of Other Included Managers:

	No.	13F File Number	Name

             FORM 13F INFORMATION TABLE
	TITLE		VALUE	SHARES /	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGER	SOLE	SHARED	NONE
"------------------------	"---------------	"-------------	"-----------	"------------	"------	"-------	"-----------"-----------
UCCI GROUP N V	COM NY	401566104	96229	1140019	SH		SOLE		992131	0	147888
INCO LTD	COM  	453258402	442	27541	SH		SOLE		0	0	27541
KT CORP	DR	48268K101	38700	1744810	SH		SOLE		1527916	0	216894
KOOKMIN BK 	SP ADR	50049M109	42922	1211459	SH		SOLE		1053799	0	157660
NOKIA CORP	SP ADR	654902204	4390	331310	SH		SOLE		295599	0	35711
PARTNER COMM CO LTD	ADR	70211M109	1082	273203	SH		SOLE		241571	0	31632
PFIZER INC	COM	717081103	11617	400301	SH		SOLE		0	0	400301
PLACER DOME INC	COM	725906101	274	30016	SH		SOLE		0	0	30016
RYANAIR HLDGS PLC	SP ADR	783513104	447	13199	SH		SOLE		13199	0	0
SK TELECOM LTD	SP ADR	78440P108	61116	2878758	SH		SOLE		2600218	0	278540
TAIWAN SEMI MFG LTD	SP ADR	874039100	47813	7529555	SH		SOLE		6785347	0	744208
TURKCELL 	SP ADR	900111204	2840	241736	SH		SOLE		194748	0	46988
UNITED MICRO CORPSP ADR	910873207	41575	11777703	SH		SOLE		11038574	0 739129